Exhibit 99.1

Nissan Auto Receivables 2016-C

Collection Period	31-Aug-17	30/360 Days	30	Collection Period Start	1-Aug-17
Distribution Date	15-Sep-17	Actual/360 Days	31	Collection Period End	31-Aug-17
				Prior Month Settlement Date	15-Aug-17
				Current Month Settlement Date	15-Sep-17

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,365,082,527.70	884,051,059.29	848,489,494.61	0.651640
Yield Supplement Overcollaterization		62,999,164.12	33,769,739.09	31,739,975.45
Total Adjusted Pool Balance		1,302,083,363.58	850,281,320.20	816,749,519.16
Total Adjusted Securities		1,302,083,363.58	850,281,320.20	816,749,519.16	0.627264
Class A-1 Notes	0.62000%	296,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	1.07000%	330,000,000.00	210,430,989.96	184,697,282.19	0.559689
Class A-2b Notes	1.44667%	100,000,000.00	63,766,966.66	55,968,873.39	0.559689
Class A-3 Notes	1.18000%	428,000,000.00	428,000,000.00	428,000,000.00	1.000000
Class A-4 Notes	1.38000%	96,000,000.00	96,000,000.00	96,000,000.00	1.000000
Certificates	0.00000%	52,083,363.58	52,083,363.58	52,083,363.58	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	25,733,707.77	187,634.30	77.9809327	0.5685888
Class A-2b Notes	7,798,093.27	79,437.29	77.9809327	0.7943729
Class A-3 Notes	0.00	420,866.67	—	0.9833333
Class A-4 Notes	0.00	110,400.00	—	1.1500000
Certificates	0.00	0.00	—	—

Total Securities	33,531,801.04	798,338.26

I. COLLECTIONS

Interest:
Interest Collections				1,546,853.35
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				1,546,853.35
Principal:
Principal Collections				35,041,249.48
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				35,041,249.48
Recoveries of Defaulted Receivables				409,534.54

Total Collections				36,997,637.37

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance—Beginning of Period			60,678	850,281,320.20
Total Principal Payment				33,531,801.04

			59,271	816,749,519.16

III. DISTRIBUTIONS

Total Collections	36,997,637.37
Reserve Account Draw	0.00
Total Available for Distribution	36,997,637.37
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	736,709.22
Servicing Fee Paid	736,709.22
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	187,634.30
Class A-2a Notes Monthly Interest Paid	187,634.30
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	79,437.29
Class A-2b Notes Monthly Interest Paid	79,437.29
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	420,866.67
Class A-3 Notes Monthly Interest Paid	420,866.67
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	110,400.00
Class A-4 Notes Monthly Interest Paid	110,400.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Total Note Monthly Interest
Total Note Monthly Interest Due		798,338.26
Total Note Monthly Interest Paid		798,338.26
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		35,462,589.89
4. Total Monthly Principal Paid on the Notes		33,531,801.04
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		33,531,801.04
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		1,930,788.85
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		1,930,788.85

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,255,208.41
Required Reserve Account Amount		3,255,208.41
Beginning Reserve Account Balance		3,255,208.41
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,255,208.41
Required Reserve Account Amount for Next Period		3,255,208.41

VI. POOL STATISTICS

Weighted Average Coupon		2.06%
Weighted Average Remaining Maturity		41.64

	Amount	Number
Principal on Defaulted Receivables	520,315.20	37
Principal Recoveries of Defaulted Receivables	409,534.54

Monthly Net Losses	110,780.66
Pool Balance at Beginning of Collection Period	884,051,059.29
Net Loss Ratio for Third Preceding Collection Period	0.35%
Net Loss Ratio for Second Preceding Collection Period	0.33%
Net Loss Ratio for Preceding Collection Period	0.44%
Net Loss Ratio for Current Collection Period	0.15%
Four-Month Average Net Loss Ratio	0.32%
Cumulative Net Losses for all Periods	4,157,172.20

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	3,459,973.68	226	0.41%
61-90 Days Delinquent	1,128,296.14	65	0.13%
91-120 Days Delinquent	115,881.82	10	0.01%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	4,704,151.64	301	0.55%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.09%	0.09%
Delinquency Ratio for Second Preceding Collection Period	0.10%	0.09%
Delinquency Ratio for Preceding Collection Period	0.11%	0.10%
Delinquency Ratio for Current Collection Period	0.15%	0.13%
Four-Month Average Delinquency Ratio	0.11%	0.10%
60 Day Delinquent Receivables	1,379,913.74
Delinquency Percentage	0.16%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

		NO
2. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?		NO
3. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?		NO
4. Has there been an issuance of notes or other securities backed by the Receivables?		NO
5. Has there been a material change in the underwriting, origination or acquisition of Receivables?		NO